Cash Flow Information - Non-cash Investing Activities (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Noncash Investing Activities [Abstract]
Additions of property, plant and equipment	$ 27,766		$ 28,576	$ 30,398
Changes in other payables	(68)		180	343
Payments for acquisition of property, plant and equipment	27,698	$ 883	28,756	30,741
Proceeds from disposal of financial assets at fair value through other comprehensive income	$ 0	$ 0	$ 0	$ 0